Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Revenue	$ 7,528	$ 3,344	$ 73
Research and development	(9,975)	(10,457)	(11,916)
General and administrative	(6,787)	(7,619)	(10,354)
Operating loss	(9,234)	(14,732)	(22,197)
Finance income	4,616	6,500	963
Finance expenses	(3,997)	(3,123)	(1,681)
Net loss before tax	(8,615)	(11,355)	(22,915)
Total income tax benefit for the year	908	788	790
Net loss for the year	(7,707)	(10,567)	(22,125)
Net loss attributable to shareholders of Evaxion A/S	(7,707)	(10,567)	(22,125)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	0	(14)	(57)
Exchange rate adjustments of investments in subsidiaries	(41)	(5)	3
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on currency translation to presentation currency	406	197	(68)
Other comprehensive income/(loss) for the year, net of tax	365	178	(122)
Total comprehensive loss	(7,342)	(10,389)	(22,247)
Total comprehensive loss attributable to shareholders of Evaxion A/S	$ (7,342)	$ (10,389)	$ (22,247)
Loss per share before and after dilution (in dollars per share)	$ (0.02)	$ (0.2)	$ (0.81)